Intangible assets other than goodwill (Details) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January		$ 77,934,155	$ 71,868,007
Additions		3,657,467	4,792,794
Additions for joint operations	[1]		5,614,575
Additions for business combination	[2]		259,712
Amortization of year		(3,046,409)	(2,861,591)
As of December		77,032,480	77,934,155
Trademarks
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January		65,160,928	60,966,038
Additions		0	40,000
Additions for joint operations	[1]		5,614,575
Additions for business combination	[2]		259,712
Amortization of year		0	0
As of December		63,804,999	65,160,928
Software programs
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January		10,292,591	8,284,024
Additions		3,498,499	4,533,631
Additions for joint operations	[1]		0
Additions for business combination	[2]		0
Amortization of year		(2,873,115)	(2,472,425)
As of December		10,824,733	10,292,591
Water rights
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January		2,091,059	1,914,139
Additions		158,968	219,163
Additions for joint operations	[1]		0
Additions for business combination	[2]		0
Amortization of year		0	0
As of December		2,250,027	2,091,059
Distribution rights
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January		389,577	703,806
Additions		0	0
Additions for joint operations	[1]		0
Additions for business combination	[2]		0
Amortization of year		(173,294)	(389,166)
As of December		152,721	389,577
Gross carrying amount [member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January		96,379,769	87,996,309
Disposals, intangible assets other than goodwill		(103,901)	(210,068)
Increase (decrease) through net exchange differences, intangible assets other than goodwill		(1,719,258)	(2,073,553)
As of December		98,214,077	96,379,769
Gross carrying amount [member] | Trademarks
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January		65,160,928	60,966,038
Disposals, intangible assets other than goodwill		(226)	0
Increase (decrease) through net exchange differences, intangible assets other than goodwill		(1,355,703)	(1,719,397)
As of December		63,804,999	65,160,928
Gross carrying amount [member] | Software programs
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January		28,364,765	24,212,125
Disposals, intangible assets other than goodwill		(103,675)	(167,825)
Increase (decrease) through net exchange differences, intangible assets other than goodwill		(260,268)	(213,166)
As of December		31,499,321	28,364,765
Gross carrying amount [member] | Water rights
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January		2,091,059	1,914,139
Disposals, intangible assets other than goodwill		0	(42,243)
Increase (decrease) through net exchange differences, intangible assets other than goodwill		0	0
As of December		2,250,027	2,091,059
Gross carrying amount [member] | Distribution rights
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January		763,017	904,007
Disposals, intangible assets other than goodwill		0	0
Increase (decrease) through net exchange differences, intangible assets other than goodwill		(103,287)	(140,990)
As of December		659,730	763,017
Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January		(18,445,614)	(16,128,302)
Disposals, intangible assets other than goodwill		103,675	197,910
Increase (decrease) through net exchange differences, intangible assets other than goodwill		206,751	346,369
As of December		(21,181,597)	(18,445,614)
Accumulated depreciation and amortisation [member] | Trademarks
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January		0	0
Disposals, intangible assets other than goodwill		0	0
Increase (decrease) through net exchange differences, intangible assets other than goodwill		0	0
As of December		0	0
Accumulated depreciation and amortisation [member] | Software programs
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January		(18,072,174)	(15,928,101)
Disposals, intangible assets other than goodwill		103,675	197,910
Increase (decrease) through net exchange differences, intangible assets other than goodwill		167,026	130,442
As of December		(20,674,588)	(18,072,174)
Accumulated depreciation and amortisation [member] | Water rights
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January		0	0
Disposals, intangible assets other than goodwill		0	0
Increase (decrease) through net exchange differences, intangible assets other than goodwill		0	0
As of December		0	0
Accumulated depreciation and amortisation [member] | Distribution rights
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January		(373,440)	(200,201)
Disposals, intangible assets other than goodwill		0	0
Increase (decrease) through net exchange differences, intangible assets other than goodwill		39,725	215,927
As of December		$ (507,009)	$ (373,440)

[1]	See Note 1, letter a).
[2]	See Note 1, point (2).